FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Accumulated depreciation	$ 809	$ 599
Fixed assets	572	511
Cost
Fixed assets
Fixed assets	1,381	1,110
Office furniture and equipment (including computers)
Fixed assets
Accumulated depreciation	677	479
Fixed assets	347	274
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	1,024	753
Leasehold improvements
Fixed assets
Accumulated depreciation	132	120
Fixed assets	225	237
Leasehold improvements | Cost
Fixed assets
Fixed assets	$ 357	$ 357